Nature of Business and Summary of Significant Accounting Policies (Details Textual) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting [Line Items]
Time Sharing Transactions, Allowance for Uncollectible Accounts	$ 15		$ 15	$ 15
Capitalized Computer Software, Amortization	45	23	150	123
Capitalized Computer Software Estimated Future Amortization	181
Capitalized Computer Software Estimated Future Amortization Two	169
Capitalized Computer Software Estimated Future Amortization Three	43
Software Development Capitalized	0	148
Allocated Share-based Compensation Expense			247	179
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value			641
Amortization of intangible assets	61	84	305	338
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	241		241
Finite-Lived Intangible Assets, Amortization Expense, Year Two	185		185
Finite-Lived Intangible Assets, Amortization Expense, Year Three	4		4
Finite-Lived Intangible Assets, Amortization Expense, Year Four	2		2
Finite-Lived Intangible Assets, Amortization Expense, Year Five	2		2
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	12		12
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	3 years		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0.69	$ 0.86	$ 0.60
Estimated Term			3 years
Advertising Expense			10	9
Legal Fees	23	0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total	565
Share-Based Compensation	64	49	247	179
Employee Stock Option [Member]
Summary of Significant Accounting [Line Items]
Awards excluded from diluted income (loss) per share		1,057
Minimum [Member]
Summary of Significant Accounting [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years		3 years
Maximum [Member]
Summary of Significant Accounting [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years		15 years
Acquisition Expenses [Member]
Summary of Significant Accounting [Line Items]
Legal Fees			$ 119
Option on Securities [Member]
Summary of Significant Accounting [Line Items]
Awards excluded from diluted income (loss) per share			979	1,138
Warrant [Member]
Summary of Significant Accounting [Line Items]
Awards excluded from diluted income (loss) per share		50	50	176